Subsequent Event (Details)				1 Months Ended
	May 02, 2019 USD ($) $ / shares shares	Apr. 23, 2019	Jul. 04, 2017	Jul. 29, 2019	Jul. 23, 2019	Jun. 19, 2019 USD ($)	Apr. 16, 2019 USD ($) $ / shares	Oct. 20, 2017	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)
Subsequent Event (Textual)
Description of purchase transaction			The Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.					The Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.
Forecast [Member] | Alto B Opportunity Master Fund [Member]
Subsequent Event (Textual)
Description of purchase transaction					Therefore, Alto elected to effect the redemption of $6,055,410.15, comprising in aggregate the entire principal amount of the Series A Note at the Event of Default Redemption Price
Forecast [Member] | Hudson Bay Master Fund [Member]
Subsequent Event (Textual)
Description of purchase transaction				The Company to pay an amount of $222,698.10 as liquidated damages and Late Charges (as defined in Notes) accrued as of July 29, 2019 and an amount of $8,263,052.47 as Event of Default Redemption Price on or before August 5, 2019. In addition, Hudson Bay demanded the Company to purchase the Series A Warrant issued to Hudson Bay for the Event of Default Black Scholes Value of not less than $1,208,384.07.
Boustead [Member] | Forecast [Member]
Subsequent Event (Textual)
Entitled payment						$ 925,000
Subsequent Event [Member] | Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Subsequent Event (Textual)
Description of purchase transaction		The Company signed financial guarantee agreement for Taizhou Jiutian Pharmaceutical Co. Ltd. in one bank borrowing of $447,021 (equivalent of RMB 3,000,000) for one-year period , and on May 8, 2019 the Company signed another financial guarantee agreement for Taizhou Jiutian Pharmaceutical Co. Ltd.other of $521,524 (equivalent of RMB 3,500,000) for a one-year period. The Company is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment.
Purchase Agreement [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event (Textual)
Cash payment	$ 10,000,000						$ 10,000,000
Description of purchase transaction	(i) Series A Senior Convertible Notes ("Series A Notes") in the aggregate principal amount of $10 million, and (ii) Series B Senior Secured Convertible Notes ("Series B Notes") in the aggregate principal amount of $5 million and (2) Warrants ("Series A Warrants") to purchase 596,658 of the Company's ordinary shares equal to 50% of the shares issuable upon conversion of the Series A Notes, exercisable for a period of five years at an initial exercise price of $8.38, and (3) Warrants ("Series B Warrants") to purchase 298,330 of the Company's ordinary shares equal to 50% of the shares issuable upon conversion of the Series B Notes, exercisable for a period of five years at an exercise price of $8.38. In exchange for the above securities, the Company received consideration consisting of (i) an aggregate cash payment of $10,000,000, and (ii) secured promissory notes payable by the Investors to the Company (the "Investor Notes") in the aggregate principal amount of $5 million. Pursuant to Purchase Agreement the Company also pre-delivered four million Ordinary Shares of the Company to the Investors as security for the Company's obligations under the transaction documents in the Private Placement.						(i) a Series A Note in the principal amount of $ 10 million, and (ii) a Series B Note in the principal amount of $ 5 million and (2) warrants (the "Warrants") to purchase such amount of shares of the Company's ordinary shares equal to 50% of the shares issuable upon conversion of the Notes, exercisable for a period of five years at an exercise price of $8.38, for consideration consisting of (i) a cash payment of $10,000,000, and (ii) a secured promissory note payable by the Investors to the Company (the "Investor Note") in the principal amount of $5 million.
Exercise price | $ / shares	$ 8.38						$ 8.38
Purchase of ordinary shares | shares	596,658
Purchase Agreement [Member] | Subsequent Event [Member] | Investor Note [Member]
Subsequent Event (Textual)
Principal amount	$ 5,000,000						$ 5,000,000
Purchase Agreement [Member] | Subsequent Event [Member] | Senior Convertible Notes [Member]
Subsequent Event (Textual)
Principal amount	15,000,000						15,000,000
Purchase Agreement [Member] | Subsequent Event [Member] | Series A Note [Member]
Subsequent Event (Textual)
Principal amount	10,000,000						10,000,000
Purchase Agreement [Member] | Subsequent Event [Member] | Series B Note [Member]
Subsequent Event (Textual)
Principal amount	$ 5,000,000						$ 5,000,000
Two installments [Member] | Huangshan Panjie Investment LLP Fund [Member] | Forecast [Member]
Subsequent Event (Textual)
Investment amount											$ 7,460,000
Two installments [Member] | Huangshan Panjie Investment LLP Fund [Member] | Forecast [Member] | RMB [Member]
Subsequent Event (Textual)
Investment amount | ¥												¥ 50,000,000
One installment [Member] | Huangshan Panjie Investment LLP Fund [Member] | Forecast [Member]
Subsequent Event (Textual)
Investment amount													$ 3,730,000
One installment [Member] | Huangshan Panjie Investment LLP Fund [Member] | Forecast [Member] | RMB [Member]
Subsequent Event (Textual)
Investment amount | ¥														¥ 25,000,000
Another installment [Member] | Huangshan Panjie Investment LLP Fund [Member] | Forecast [Member]
Subsequent Event (Textual)
Investment amount									$ 3,730,000
Another installment [Member] | Huangshan Panjie Investment LLP Fund [Member] | Forecast [Member] | RMB [Member]
Subsequent Event (Textual)
Investment amount | ¥										¥ 25,000,000